Warrants, Convertible Loans and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Other Financial Liabilities
Summary of warrants, convertible loans and other financial liabilities

in € thousand	12/31/2022	12/31/2021
Other non-current financial liabilities	21	—
Other current financial liabilities	4	—
Reorganization Warrants	1,811	21,405
RDO & 2022 PIPE Warrants	24,456	—
Warrants	26,267	21,405